Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Loss before income taxes	$ (6,260)	$ (19,638)	$ (53,580)
Non-cash adjustment to reconcile profit (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment	3,979	3,354	3,752
Amortization and impairment of intangible assets	8,036	7,199	6,018
Share-based payment expense	5,477	5,135	2,985
Increase (Decrease) in provisions	207	461	152
Interest expense, net	10,857	11,285	14,471
Change in the fair value of convertible debt embedded derivative	(6,878)	(3,848)	13,129
Impact of debt reimbursement	0	(5,177)	0
Convertible debt amendments	(476)	0	(1,399)
Foreign exchange loss (gain)	(394)	(1,034)	2,752
Loss (gain) on disposal of property, plant and equipment	24	48	6
Bad debt expense	0	65	4
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	6,660	1,366	(8,537)
Decrease (Increase) in inventories	(2,954)	(208)	439
Decrease (Increase) in research tax credit receivable	(1,556)	(3,682)	(718)
Increase (Decrease) in trade payables and other liabilities	(6,970)	4,693	6,216
Increase (Decrease) in contract liabilities	(6,171)	(6,791)	(5,063)
Increase (Decrease) in government grant advances (1)	(2,456)	(1,387)	270
Income tax paid	(2,964)	(346)	(286)
Net cash flow used in operating activities	(1,839)	(8,505)	(19,389)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(7,169)	(9,544)	(6,566)
Capitalized development expenditures	(15,494)	(19,375)	(7,209)
Sale (Purchase) of financial assets	1,548	(1,694)	(116)
Decrease (Increase) of short-term deposit	(5,000)	10,900	(10,900)
Interest received	68	47	29
Net cash flow used in investments activities	(26,047)	(19,666)	(24,762)
Financing activities:
Public and private equity offering proceeds, net of transaction costs paid	30,111	9,852	29,272
Proceeds from issue of warrants and exercise of stock options/warrants granted under share-based payment plans, net of transaction costs	0	138	32
Proceeds from (repayment of) interest-bearing receivables financing, net	3,046	21	9,914
Proceeds from interest-bearing research project financing	0	0	405
Proceeds from government loans	0	0	5,392
Proceeds from convertible debt, net of transaction cost	0	39,682	2,050
Repayment of venture debt	0	(7,869)	(5,165)
Repayment of government loans	(958)	(469)	(241)
Repayment of convertible debt and accrued interest	0	(8,750)	0
Repayment of interest-bearing research project financing	(812)	(804)	(355)
Payment of lease liabilities	(1,205)	(1,063)	(1,221)
Interest paid	(1,467)	(5,310)	(2,461)
Net cash flows from financing activities	28,715	25,428	37,622
Net increase (decrease) in cash and cash equivalents	829	(2,743)	(6,529)
Net foreign exchange difference	7	4	5
Cash and cash equivalents at January 1	4,835	7,574	14,098
Cash and cash equivalents at period end	$ 5,671	$ 4,835	$ 7,574